Retirement Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Total contributions by the Company to the retirement plan	$ 14.5	$ 12.5	$ 13.5